Long-Term Time Deposits and Held-to-Maturiity Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 6,245	$ 905	¥ 5,551	¥ 5,358
Long Term Investments [Member]
Schedule of Investments [Line Items]
Investment interest income	¥ 585	$ 85	¥ 326	¥ 118